Note 6 - Stock-Based Awards, Stock Options Activity (Q2) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Note 6 - Stock-Based Awards (Details) - Stock Options Activity [Line Items]
Outstanding, Number of Shares (in Shares)	4,377,874	4,305,110		4,377,874		5,780,608		6,007,661
Outstanding, Exercise Price	$ 1.78	$ 1.52		$ 1.78		$ 2.09		$ 2.23
Outstanding, Weighted Average Remaining Contractual Life	6 years	6 years 4 months 24 days		6 years
Vested and expected to vest at September 30, 2014 (in Shares)	4,302,138	4,262,557		4,302,138		5,622,126
Vested and expected to vest at September 30, 2014	$ 1.79	$ 1.53		$ 1.79		$ 2.10
Vested and expected to vest at September 30, 2014		6 years 4 months 24 days
Exercisable at September 30, 2014 (in Shares)	3,531,403	3,260,194		3,531,403		3,580,173
Exercisable at September 30, 2014	$ 1.90	$ 1.64		$ 1.90		$ 2.34
Exercisable at September 30, 2014		5 years 6 months		5 years 3 months 18 days
Granted (in Shares)		830,000
Granted		$ 1.06		$ 1.04		$ 1.25
Exercised (in Shares)		(25,000)	0	0		87,881
Exercised		$ 0.97		$ 0		$ 1.13
Canceled (in Shares)		(877,764)		2,499,234	[1]	1,158,922	[1]
Canceled		$ 2.40		$ 2.19	[1]	$ 2.18	[1]
Minimum [Member]
Note 6 - Stock-Based Awards (Details) - Stock Options Activity [Line Items]
Outstanding, Exercise Price	$ 0.85	$ 0.85		$ 0.85
Vested and expected to vest at September 30, 2014		$ 0.85
Exercisable at September 30, 2014		$ 0.85
Granted		$ 0.90
Exercised		$ 0.97
Canceled		$ 0.95
Maximum [Member]
Note 6 - Stock-Based Awards (Details) - Stock Options Activity [Line Items]
Outstanding, Exercise Price	$ 4.88	$ 4.88		$ 4.88
Vested and expected to vest at September 30, 2014		$ 4.88
Exercisable at September 30, 2014		$ 4.88
Granted		$ 1.25
Exercised		$ 0.97
Canceled		$ 4.30

[1]	Includes cancellation of unvested stock options granted to Vision's former President and Chief Executive Officer, Cynthia F. Ansari (1,125,000 stock options), and Vision's former EVP, Corporate Development and Chief Financial Officer, Katherine L. Wolf (612,458 stock options).